Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds - Sales Charge Reduction Programs on page 53 of this Prospectus and in Purchase of Shares - Sales Charge Reduction Programs on page 128 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Retail Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.	CLASS A	CLASS B		CLASS C		ADVISOR CLASS
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.		CLASS A	CLASS B	CLASS C	ADVISOR CLASS
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.31%	0.38%	0.33%	0.26%
Other Expenses: Other Expenses		0.49%	0.48%	0.49%	0.52%
Total Other Expenses		0.80%	0.86%	0.82%	0.78%
Total Annual Fund Operating Expenses Before Waiver		1.65%	2.41%	2.37%	1.33%
Fee Waiver and/or Reimbursement	[1]	(0.30%)	(0.36%)	(0.32%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.35%	2.05%	2.05%	1.05%
[1]	The fee waiver and/or expense reimbursements will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Fund's fiscal year.
[2]	Fees restated to reflect current fees.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retail Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS
After 1 Year	557	608	308	107
After 3 Years	895	917	709	394
After 5 Years	1,257	1,253	1,237	702
After 10 Years	2,272	2,530	2,682	1,577

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption Retail Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS
After 1 Year	557	208	208	107
After 3 Years	895	717	709	394
After 5 Years	1,257	1,253	1,237	702
After 10 Years	2,272	2,530	2,682	1,577

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the company's ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).The Adviser anticipates that the Fund's portfolio normally will include approximately 50-60 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

Effective March 1, 2010, the Fund changed its name from AllianceBernstein Focused Growth and Income Fund to AllianceBernstein Core Opportunities Fund.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

.  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Fund's net asset value, or NAV.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the desired results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years      compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 19.12%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -23.36%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns Retail Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.		1 YEAR	5 YEAR	10 YEAR	Inception Date
CLASS A	[1]	10.67%	1.03%	2.99%
CLASS A Return After Taxes on Distributions	[1]	10.67%	(0.20%)	2.21%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.94%	0.65%	2.42%
CLASS B		11.09%	1.57%	2.96%
CLASS C		13.79%	1.19%	2.72%
ADVISOR CLASS	[2]	15.95%	2.22%	3.75%	Mar 1, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 1000(TM) Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.25%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 3/1/10. Performance information for Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment
Shareholder Fees Retirement Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.	CLASS A		CLASS R	CLASS K	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply for Class A shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.		CLASS A		CLASS R		CLASS K		CLASS I
Management Fees		0.55%		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.30%		0.50%		0.25%		none
Other Expenses: Transfer Agent		0.31%		0.25%		0.20%		0.03%
Other Expenses: Other Expenses		0.49%		0.45%		0.49%		0.50%
Total Other Expenses		0.80%		0.70%		0.69%		0.53%
Total Annual Fund Operating Expenses Before Waiver		1.65%		1.75%		1.49%		1.08%
Fee Waiver and/or Reimbursement	[1]	(0.30%)		(0.20%)		(0.19%)		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	[2]	1.55%	[2]	1.30%	[2]	1.05%
[1]	The fee waiver and/or expense reimbursements will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Fund's fiscal year.
[2]	Fees restated to reflect current fees.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retirement Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. (USD $)	CLASS A	CLASS R	CLASS K	CLASS I
After 1 Year	137	158	132	107
After 3 Years	491	532	452	340
After 5 Years	869	930	795	593
After 10 Years	1,929	2,046	1,763	1,314

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the company's ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio normally will include approximately 50-60 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

Effective March 1, 2010, the Fund changed its name from AllianceBernstein Focused Growth and Income Fund to AllianceBernstein Core Opportunities Fund.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

.  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Fund's net asset value, or NAV.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the desired results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 19.12%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -23.36%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns Retirement Shares ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.	1 YEAR	5 YEAR	10 YEAR		Inception Date
CLASS A	14.56%	1.91%	3.43%	[1]	Dec 22, 1999
CLASS R	15.50%	1.75%	3.25%	[1]	Nov 3, 2003
CLASS K	15.73%	2.01%	3.52%	[1]	Mar 1, 2005
CLASS I	15.98%	2.37%	3.83%	[1]	Mar 1, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	[1]
Russell 1000(TM) Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	[1]
[1]	Inception dates are 12/22/99 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. 31, DECEMBER 2010
Central Index Key	dei_EntityCentralIndexKey	0001090504
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.31%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
After 1 Year	rr_ExpenseExampleYear01	557
After 3 Years	rr_ExpenseExampleYear03	895
After 5 Years	rr_ExpenseExampleYear05	1,257
After 10 Years	rr_ExpenseExampleYear10	2,272
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	557
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	895
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,257
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,272
Annual Return 2001	rr_AnnualReturn2001	6.61%
Annual Return 2002	rr_AnnualReturn2002	(22.19%)
Annual Return 2003	rr_AnnualReturn2003	39.53%
Annual Return 2004	rr_AnnualReturn2004	8.86%
Annual Return 2005	rr_AnnualReturn2005	1.20%
Annual Return 2006	rr_AnnualReturn2006	15.34%
Annual Return 2007	rr_AnnualReturn2007	8.73%
Annual Return 2008	rr_AnnualReturn2008	(38.17%)
Annual Return 2009	rr_AnnualReturn2009	22.66%
Annual Return 2010	rr_AnnualReturn2010	15.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.36%)
1 YEAR	rr_AverageAnnualReturnYear01	10.67%	[3]
5 YEAR	rr_AverageAnnualReturnYear05	1.03%	[3]
10 YEAR	rr_AverageAnnualReturnYear10	2.99%	[3]
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.67%	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(0.20%)	[3]
10 YEAR	rr_AverageAnnualReturnYear10	2.21%	[3]
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.94%	[3]
5 YEAR	rr_AverageAnnualReturnYear05	0.65%	[3]
10 YEAR	rr_AverageAnnualReturnYear10	2.42%	[3]
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.38%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[2]
After 1 Year	rr_ExpenseExampleYear01	608
After 3 Years	rr_ExpenseExampleYear03	917
After 5 Years	rr_ExpenseExampleYear05	1,253
After 10 Years	rr_ExpenseExampleYear10	2,530
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	717
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,253
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,530
1 YEAR	rr_AverageAnnualReturnYear01	11.09%
5 YEAR	rr_AverageAnnualReturnYear05	1.57%
10 YEAR	rr_AverageAnnualReturnYear10	2.96%
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.33%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	2.37%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[2]
After 1 Year	rr_ExpenseExampleYear01	308
After 3 Years	rr_ExpenseExampleYear03	709
After 5 Years	rr_ExpenseExampleYear05	1,237
After 10 Years	rr_ExpenseExampleYear10	2,682
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,237
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,682
1 YEAR	rr_AverageAnnualReturnYear01	13.79%
5 YEAR	rr_AverageAnnualReturnYear05	1.19%
10 YEAR	rr_AverageAnnualReturnYear10	2.72%
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
After 1 Year	rr_ExpenseExampleYear01	107
After 3 Years	rr_ExpenseExampleYear03	394
After 5 Years	rr_ExpenseExampleYear05	702
After 10 Years	rr_ExpenseExampleYear10	1,577
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	394
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	702
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,577
1 YEAR	rr_AverageAnnualReturnYear01	15.95%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	2.22%	[6]
10 YEAR	rr_AverageAnnualReturnYear10	3.75%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010	[6]
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds - Sales Charge Reduction Programs on page 53 of this Prospectus and in Purchase of Shares - Sales Charge Reduction Programs on page 128 of the Funds' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the company's ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).The Adviser anticipates that the Fund's portfolio normally will include approximately 50-60 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

Effective March 1, 2010, the Fund changed its name from AllianceBernstein Focused Growth and Income Fund to AllianceBernstein Core Opportunities Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

.  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Fund's net asset value, or NAV.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the desired results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years      compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years      compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 19.12%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -23.36%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios;
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
10 YEAR	rr_AverageAnnualReturnYear10	1.41%
Retail Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Russell 1000(TM) Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.51%
5 YEAR	rr_AverageAnnualReturnYear05	1.28%
10 YEAR	rr_AverageAnnualReturnYear10	3.25%
Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.31%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
After 1 Year	rr_ExpenseExampleYear01	137
After 3 Years	rr_ExpenseExampleYear03	491
After 5 Years	rr_ExpenseExampleYear05	869
After 10 Years	rr_ExpenseExampleYear10	1,929
Annual Return 2001	rr_AnnualReturn2001	6.61%
Annual Return 2002	rr_AnnualReturn2002	(22.19%)
Annual Return 2003	rr_AnnualReturn2003	39.53%
Annual Return 2004	rr_AnnualReturn2004	8.86%
Annual Return 2005	rr_AnnualReturn2005	1.20%
Annual Return 2006	rr_AnnualReturn2006	15.34%
Annual Return 2007	rr_AnnualReturn2007	8.73%
Annual Return 2008	rr_AnnualReturn2008	(38.17%)
Annual Return 2009	rr_AnnualReturn2009	22.66%
Annual Return 2010	rr_AnnualReturn2010	15.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.36%)
1 YEAR	rr_AverageAnnualReturnYear01	14.56%
5 YEAR	rr_AverageAnnualReturnYear05	1.91%
10 YEAR	rr_AverageAnnualReturnYear10	3.43%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1999
Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[2]
After 1 Year	rr_ExpenseExampleYear01	158
After 3 Years	rr_ExpenseExampleYear03	532
After 5 Years	rr_ExpenseExampleYear05	930
After 10 Years	rr_ExpenseExampleYear10	2,046
1 YEAR	rr_AverageAnnualReturnYear01	15.50%
5 YEAR	rr_AverageAnnualReturnYear05	1.75%
10 YEAR	rr_AverageAnnualReturnYear10	3.25%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
After 1 Year	rr_ExpenseExampleYear01	132
After 3 Years	rr_ExpenseExampleYear03	452
After 5 Years	rr_ExpenseExampleYear05	795
After 10 Years	rr_ExpenseExampleYear10	1,763
1 YEAR	rr_AverageAnnualReturnYear01	15.73%
5 YEAR	rr_AverageAnnualReturnYear05	2.01%
10 YEAR	rr_AverageAnnualReturnYear10	3.52%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses: Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	107
After 3 Years	rr_ExpenseExampleYear03	340
After 5 Years	rr_ExpenseExampleYear05	593
After 10 Years	rr_ExpenseExampleYear10	1,314
1 YEAR	rr_AverageAnnualReturnYear01	15.98%
5 YEAR	rr_AverageAnnualReturnYear05	2.37%
10 YEAR	rr_AverageAnnualReturnYear10	3.83%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the company's ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio normally will include approximately 50-60 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

Effective March 1, 2010, the Fund changed its name from AllianceBernstein Focused Growth and Income Fund to AllianceBernstein Core Opportunities Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.

.  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Fund's net asset value, or NAV.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the desired results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 19.12%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -23.36%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
10 YEAR	rr_AverageAnnualReturnYear10	1.41%	[8]
Retirement Shares | ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Russell 1000(TM) Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.51%
5 YEAR	rr_AverageAnnualReturnYear05	1.28%
10 YEAR	rr_AverageAnnualReturnYear10	3.26%	[8]

[1]	The fee waiver and/or expense reimbursements will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Fund's fiscal year.
[2]	Fees restated to reflect current fees.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Inception date for Advisor Class shares: 3/1/10. Performance information for Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
[7]	In some cases, a 1%, 1-year CDSC may apply for Class A shares.
[8]	Inception dates are 12/22/99 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.